PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-           PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2013
Cost:
Computers and peripheral equipment	$3,745	$4,220
Office furniture and equipment	670	796
Leasehold improvements	618	677

	5,033	5,693

Accumulated depreciation	3,511	4,316

Property and equipment, net	$1,522	$1,377

Depreciation expenses totaled $ 588, $ 657 and $ 813, for the years ended December 31, 2011, 2012 and 2013, respectively.

During 2012 the Company recorded a reduction of $ 846 to the cost and accumulated depreciation for fully depreciated equipment no longer in use. During 2013 the Company recorded a reduction of $ 11 to the cost and a reduction of $ 8 to accumulated depreciation for depreciated equipment no longer in use.